Cover	Jan. 05, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 05, 2023
Entity File Number	0-30851
Entity Registrant Name	Icon Media Holdings, Inc.
Entity Central Index Key	0001115911
Entity Tax Identification Number	88-0404114
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	30 Cecil Street
Entity Address, Address Line Two	S#19-08
Entity Address, City or Town	Prudential Tower
Entity Address, Country	SG
Entity Address, Postal Zip Code	049712
City Area Code	(+65)
Local Phone Number	94742910
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false